Document and Entity Information	Nov. 14, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Supernova Partners Acquisition Co III, Ltd.
Entity Address, State or Province	DC
Amendment Flag	false
Entity Central Index Key	0001838361
Document Type	8-K
Document Period End Date	Nov. 14, 2021
Entity Incorporation State Country Code	E9
Entity File Number	001-40273
Entity Tax Identification Number	98-1574762
Entity Address, Address Line One	4301 50th Street NW
Entity Address, Address Line Two	Suite 300
Entity Address, Address Line Three	PMB 1044
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20016
City Area Code	(202)
Local Phone Number	918-7050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class AOrdinary Share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	STRE.U
Security Exchange Name	NYSE
Class 160 A Ordinary Shares Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	STRE
Security Exchange Name	NYSE
Redemption Of Warrants When Price Per Share Of Class A Common Stock Below 0920 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	STRE WS
Security Exchange Name	NYSE